GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 17.0%
Aerospace & Defense – 0.3%
212	Airbus SE	$ 28,316
4,387	Chemring Group PLC	15,143
439	Curtiss-Wright Corp.	77,378
292	Dassault Aviation SA	57,766
11,508	General Dynamics Corp.	2,626,241
2,238	Howmet Aerospace, Inc.	94,824
406	Huntington Ingalls Industries, Inc.	84,050
6,254	Leonardo SpA	73,344
32	MTU Aero Engines AG	8,008
7,529	QinetiQ Group PLC	30,247
56,740	Raytheon Technologies Corp.	5,556,548
40,775	Rolls-Royce Holdings PLC*	75,102
1,552	Textron, Inc.	109,618
713	Thales SA	105,415
2,430	TransDigm Group, Inc.	1,791,031

		10,733,031

Air Freight & Logistics – 0.0%
950	C.H. Robinson Worldwide, Inc.	94,402
4,993	Deutsche Post AG	233,850
1,174	Expeditors International of Washington, Inc.	129,281
863	FedEx Corp.	197,187
100	Nippon Express Holdings, Inc.	6,034
400	SG Holdings Co. Ltd.	5,931
2,002	Yamato Holdings Co. Ltd.	34,365

		701,050

Automobile Components – 0.0%
1,991	BorgWarner, Inc.	97,778
2,424	Faurecia SE*	52,682
602	NGK Spark Plug Co. Ltd.	12,457
600	Stanley Electric Co. Ltd.	13,338
2,004	Valeo	41,122

		217,377

Automobiles – 0.1%
2,048	Bayerische Motoren Werke AG	224,458
76,310	General Motors Co.	2,799,051
1,641	Honda Motor Co. Ltd.	43,406
1,500	Mazda Motor Corp.	13,836
3,711	Mercedes-Benz Group AG	285,386
5,400	Mitsubishi Motors Corp.*	21,280
6,000	Nissan Motor Co. Ltd.	22,708
12,568	Stellantis NV	228,565
1,200	Subaru Corp.	19,156
525	Tesla, Inc.*	102,522

		3,760,368

Banks – 0.3%
50,632	Banco de Sabadell SA	54,452
72,689	Banco Santander SA	270,874
209,539	Bank of America Corp.	5,992,815
158	Bank of Georgia Group PLC	5,366

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
56,112	Barclays PLC	$ 100,996
4,725	BNP Paribas SA	282,165
27	BOK Financial Corp.	2,279
5,458	Citigroup, Inc.	255,926
33,164	Citizens Financial Group, Inc.	1,007,191
11,065	Credit Agricole SA	124,826
554	FinecoBank Banca Fineco SpA	8,488
5,081	KeyCorp.	63,614
2,100	Mebuki Financial Group, Inc.	5,135
4,243	Mizuho Financial Group, Inc.	60,113
500	Seven Bank Ltd.	999
2,900	Sumitomo Mitsui Financial Group, Inc.	116,051
500	Sumitomo Mitsui Trust Holdings, Inc.	17,178
55,712	U.S. Bancorp	2,008,418
9,564	UniCredit SpA	180,261
5,916	Virgin Money UK PLC	10,692
1,200	Yamaguchi Financial Group, Inc.	7,352
1,334	Zions Bancorp NA	39,927

		10,615,118

Beverages – 0.6%
35	AG Barr PLC	218
9,240	Anheuser-Busch InBev SA	615,937
498	Asahi Group Holdings Ltd.	18,535
1,390	Britvic PLC	15,308
2,354	C&C Group PLC*	4,575
4,823	Coca-Cola HBC AG*	132,030
308	Diageo PLC	13,746
191	Heineken Holding NV	17,524
3,605	Heineken NV	387,360
100	Ito En Ltd.	3,272
21,581	Keurig Dr Pepper, Inc.	761,378
6,013	Molson Coors Beverage Co. Class B	310,752
39,947	Monster Beverage Corp.*	2,157,537
35,908	PepsiCo, Inc.	6,546,028
300	Suntory Beverage & Food Ltd.	11,175
127,999	The Coca-Cola Co.	7,939,778

		18,935,153

Biotechnology – 0.4%
44,728	AbbVie, Inc.	7,128,301
20,362	Amgen, Inc.	4,922,514
602	Biogen, Inc.*	167,374
21	Genus PLC	746
3,440	Gilead Sciences, Inc.	285,417
1,322	Incyte Corp.*	95,541
1,292	Moderna, Inc.*	198,425
325	Regeneron Pharmaceuticals, Inc.*	267,043
859	Vertex Pharmaceuticals, Inc.*	270,645

		13,336,006

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – 0.0%
2,592	eBay, Inc.	$ 115,007
1,000	Isetan Mitsukoshi Holdings Ltd.	11,196
518	J. Front Retailing Co. Ltd.	5,173
900	Pan Pacific International Holdings Corp.	17,412
4,100	Ryohin Keikaku Co. Ltd.	46,720
2,800	Takashimaya Co. Ltd.	40,833

		236,341

Building Products – 0.0%
2,059	Allegion PLC	219,757
3,335	Carrier Global Corp.	152,576
2,852	Cie de Saint-Gobain	162,118
3,115	Genuit Group PLC	10,721
9,471	Johnson Controls International PLC	566,759
802	Lennox International, Inc.	201,527
1,537	Masco Corp.	76,420
100	Volution Group PLC	534

		1,390,412

Capital Markets – 0.4%
3,411	3i Group PLC	71,097
14,859	Abrdn PLC	37,398
417	Ameriprise Financial, Inc.	127,811
350	Amundi SA(a)	22,053
12,135	Deutsche Bank AG	123,403
84	Deutsche Boerse AG	16,356
28	FactSet Research Systems, Inc.	11,499
3,294	Franklin Resources, Inc.	88,740
285	Hargreaves Lansdown PLC	2,823
2,106	IG Group Holdings PLC	18,174
104	IntegraFin Holdings PLC	349
23,581	Intercontinental Exchange, Inc.	2,459,263
5,319	Invesco Ltd.	87,232
3,014	Investec PLC	16,726
300	JAFCO Group Co. Ltd.	4,297
100	Japan Exchange Group, Inc.	1,529
2,826	Jupiter Fund Management PLC	4,739
9,518	Man Group PLC	27,728
42,955	Morgan Stanley	3,771,449
305	Nasdaq, Inc.	16,518
163	Ninety One PLC	372
3,400	Nomura Holdings, Inc.	13,108
1,189	Northern Trust Corp.	104,787
15	Rathbones Group PLC	355
1,071	Raymond James Financial, Inc.	99,892
13,282	S&P Global, Inc.	4,579,235
4,988	Schroders PLC	28,444
1,252	SEI Investments Co.	72,053
1,683	State Street Corp.	127,386
1,054	T. Rowe Price Group, Inc.	118,997
3,205	The Bank of New York Mellon Corp.	145,635
1,864	TP ICAP Group PLC	4,141

		12,203,589

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 0.3%
169	Air Liquide SA	$ 28,289
80	Air Products & Chemicals, Inc.	22,977
347	Arkema SA	34,262
6,500	Asahi Kasei Corp.	45,527
865	Celanese Corp.	94,190
1,300	CF Industries Holdings, Inc.	94,237
297	Covestro AG(a)	12,300
2,988	Dow, Inc.	163,802
123	Ecolab, Inc.	20,360
3,135	Element Solutions, Inc.	60,537
2,348	Elementis PLC*	3,450
18,157	FMC Corp.	2,217,514
2,843	Johnson Matthey PLC	69,700
1,881	K&S AG	40,056
1,265	LANXESS AG	52,046
14,377	Linde PLC	5,110,161
1,387	LyondellBasell Industries NV Class A	130,225
1,800	Mitsubishi Chemical Group Corp.	10,705
300	Nippon Paint Holdings Co. Ltd.	2,821
300	Nippon Sanso Holdings Corp.	5,420
100	Nippon Shokubai Co. Ltd.	3,994
200	Nitto Denko Corp.	12,944
1,499	OCI NV	50,816
500	Resonac Holdings Corp.	8,255
444	Solvay SA	50,779
2,810	Sumitomo Chemical Co. Ltd.	9,461
2,070	Synthomer PLC	3,000
100	Teijin Ltd.	1,055
2,364	The Mosaic Co.	108,460
11,395	The Sherwin-Williams Co.	2,561,254
1,900	Tosoh Corp.	25,820
600	UBE Corp.	9,320
227	Wacker Chemie AG	36,889

		11,100,626

Commerical Services & Supplies – 0.1%
4,712	Cintas Corp.	2,180,148
25,470	Copart, Inc.*	1,915,599
818	Elis SA	15,644
3,704	Mitie Group PLC	3,749
322	MSA Safety, Inc.	42,987
1,036	Republic Services, Inc.	140,088
162	Rollins, Inc.	6,080
100	Secom Co. Ltd.	6,163
22,714	Serco Group PLC	42,982
1,024	Stericycle, Inc.*	44,663
200	Toppan, Inc.	4,030

		4,402,133

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.3%
117,009	Cisco Systems, Inc.	$ 6,116,645
573	F5, Inc.*	83,480
7,079	Motorola Solutions, Inc.	2,025,514
27,190	Nokia Oyj	133,473
3,296	Spirent Communications PLC	7,085

		8,366,197

Construction & Engineering – 0.0%
98	Ackermans & van Haaren NV	16,154
3,100	Balfour Beatty PLC	14,241
347	Eiffage SA	37,551
2,600	JGC Holdings Corp.	32,313
900	Obayashi Corp.	6,887
1,100	Taisei Corp.	34,033
800	Toda Corp.	4,180
6,301	Vinci SA	722,361
208	WillScot Mobile Mini Holdings Corp.*	9,619

		877,339

Construction Materials – 0.1%
1,361	CRH PLC	68,750
8,480	Eagle Materials, Inc.	1,244,440
899	HeidelbergCement AG	65,643
1,870	Ibstock PLC(a)	3,979
464	Wienerberger AG	13,433

		1,396,245

Consumer Finance – 0.0%
1,729	American Express Co.	285,199
1,636	Capital One Financial Corp.	157,318
1,329	Discover Financial Services	131,358
3,298	Synchrony Financial	95,906

		669,781

Consumer Staples Distribution & Retail – 0.2%
700	Aeon Co. Ltd.	13,581
3,516	BJ’s Wholesale Club Holdings, Inc.*	267,280
4,054	Carrefour SA	81,962
648	Casey’s General Stores, Inc.	140,266
300	Cosmos Pharmaceutical Corp.	27,015
11,493	Costco Wholesale Corp.	5,710,527
2,883	Dollar General Corp.	606,756
11,992	J Sainsbury PLC	41,267
4,989	Jeronimo Martins SGPS SA	117,106
2,410	Kesko Oyj Class B	51,794
4,998	Koninklijke Ahold Delhaize NV	170,757
200	Kusuri No. Aoki Holdings Co. Ltd.	10,144
131	Lawson, Inc.	5,546
13,469	Marks & Spencer Group PLC*	27,786
572	Seven & i Holdings Co. Ltd.	25,840
300	Sugi Holdings Co. Ltd.	12,895
30,128	Tesco PLC	98,772

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
2,961	The Kroger Co.	$ 146,185
1,200	Welcia Holdings Co. Ltd.	25,690

		7,581,169

Containers & Packaging – 0.0%
26	AptarGroup, Inc.	3,073
9,875	DS Smith PLC	38,446
2,854	International Paper Co.	102,915
79	Packaging Corp. of America	10,967
2,057	Smurfit Kappa Group PLC	74,583
3,004	Westrock Co.	91,532

		321,516

Distributors – 0.0%
201	D’ieteren Group	39,111
692	Genuine Parts Co.	115,779
972	Inchcape PLC	9,317
1,829	LKQ Corp.	103,814

		268,021

Diversified REITs – 0.0%
7,224	Balanced Commercial Property Trust Ltd.	7,343
13,448	The British Land Co. PLC	64,506

		71,849

Diversified Telecommunication Services – 0.2%
216,956	AT&T, Inc.	4,176,403
37,208	BT Group PLC	67,024
14,207	Deutsche Telekom AG	344,268
1,189	Elisa Oyj	71,710
45,539	Koninklijke KPN NV	160,915
22,139	Lumen Technologies, Inc.	58,669
12,667	Orange SA	150,486
6,961	Telefonica Deutschland Holding AG	21,428
34,263	Telefonica SA	147,564
757	United Internet AG	13,049
10,149	Verizon Communications, Inc.	394,695

		5,606,211

Electric Utilities – 0.1%
19	Acciona SA	3,812
3,815	Alliant Energy Corp.	203,721
6,618	American Electric Power Co., Inc.	602,172
1,583	EDP - Energias de Portugal SA	8,626
149	Elia Group SA	19,676
10,039	FirstEnergy Corp.	402,162
1,158	Hawaiian Electric Industries, Inc.	44,235
24,519	Iberdrola SA	305,453
2,384	NRG Energy, Inc.	81,747
945	Pinnacle West Capital Corp.	74,882
6,623	Red Electrica Corp. SA	116,540
10,886	The Southern Co.	757,448

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
28	Verbund AG	$ 2,436
277	Xcel Energy, Inc.	18,681

		2,641,591

Electrical Equipment – 0.3%
11,395	AMETEK, Inc.	1,656,035
18,774	Eaton Corp. PLC	3,216,737
7,267	Emerson Electric Co.	633,246
300	Fuji Electric Co. Ltd.	11,847
800	Fujikura Ltd.	5,683
8,231	Hubbell, Inc.	2,002,685
176	Nexans SA	17,536
2,730	nVent Electric PLC	117,226
1,566	Prysmian SpA	65,758
3,494	Schneider Electric SE	583,931
4,827	Siemens Energy AG*	106,442
1,066	Signify NV(a)	35,546

		8,452,672

Electronic Equipment, Instruments & Components – 0.0%
252	Amphenol Corp. Class A	20,593
617	CDW Corp.	120,247
200	Dexerials Corp.	4,089
500	Ibiden Co. Ltd.	20,052
3,066	Keysight Technologies, Inc.*	495,098
1,600	Kyocera Corp.	83,466
203	Renishaw PLC	10,276
1,035	Spectris PLC	46,959
2,700	TDK Corp.	96,920
1,206	TE Connectivity Ltd.	158,167
544	Yokogawa Electric Corp.	8,858

		1,064,725

Entertainment – 0.2%
33	CTS Eventim AG & Co. KGaA*	2,063
100	Koei Tecmo Holdings Co. Ltd.	1,807
1,279	Live Nation Entertainment, Inc.*	89,530
17,546	Netflix, Inc.*	6,061,792
3,638	Take-Two Interactive Software, Inc.*	434,014
10,764	Warner Bros Discovery, Inc.	162,536

		6,751,742

Financial Services – 0.9%
18	Adyen NV*(a)	28,682
39,496	Berkshire Hathaway, Inc. Class B*	12,195,180
101	Edenred	5,978
260	Eurazeo SE	18,507
369	EXOR NV*	30,427
2,610	Fidelity National Information Services, Inc.	141,801
2,061	Fiserv, Inc.*	232,955
471	FleetCor Technologies, Inc.*	99,310
1,330	Global Payments, Inc.	139,969

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
37	Groupe Bruxelles Lambert SA	$ 3,158
72	Jack Henry & Associates, Inc.	10,852
23,154	Mastercard, Inc. Class A	8,414,395
1,500	Mitsubishi HC Capital, Inc.	7,746
6,648	Nexi SpA*(a)	54,029
1,400	ORIX Corp.	23,083
3,430	PayPal Holdings, Inc.*	260,474
542	Plus500 Ltd.	11,313
43,173	Visa, Inc. Class A	9,733,785
94	Wendel SE	9,939
1,474	Worldline SA*(a)	62,643

		31,484,226

Food Products – 0.2%
2,195	Archer-Daniels-Midland Co.	174,854
5,366	Associated British Foods PLC	128,773
509	Bakkavor Group PLC(a)	654
17,396	Bunge Ltd.	1,661,666
2,774	Conagra Brands, Inc.	104,191
2,960	Danone SA	184,182
200	Ezaki Glico Co. Ltd.	5,030
2,035	General Mills, Inc.	173,911
5,385	Hormel Foods Corp.	214,754
594	JDE Peet’s NV	17,277
1,050	Kerry Group PLC Class A	104,712
42,368	Mondelez International, Inc. Class A	2,953,897
300	Morinaga & Co. Ltd.	8,497
100	Morinaga Milk Industry Co. Ltd.	3,597
200	Nichirei Corp.	4,047
8,062	The Hershey Co.	2,051,053
1,743	Tyson Foods, Inc. Class A	103,395

		7,894,490

Gas Utilities – 0.0%
4,232	Enagas SA	81,321
7,550	Italgas SpA	46,050
34,657	Snam SpA	183,752
500	Tokyo Gas Co. Ltd.	9,397

		320,520

Ground Transportation – 0.2%
800	Central Japan Railway Co.	95,456
84,092	CSX Corp.	2,517,714
3,803	Firstgroup PLC	4,837
87	J.B. Hunt Transport Services, Inc.	15,265
200	Kintetsu Group Holdings Co. Ltd.	6,443
33	Landstar System, Inc.	5,916
4,569	National Express Group PLC*	6,859
300	Nishi-Nippon Railroad Co. Ltd.	5,426
58	Old Dominion Freight Line, Inc.	19,769
915	Redde Northgate PLC	3,900
123	RXO, Inc.	2,433

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – (continued)
200	Tobu Railway Co. Ltd.	$ 4,788
23,536	Union Pacific Corp.	4,736,855
1,800	West Japan Railway Co.	74,145

		7,499,806

Health Care Equipment & Supplies – 0.7%
57,889	Abbott Laboratories	5,861,840
14,244	Becton Dickinson & Co.	3,525,960
445	BioMerieux	46,910
61,139	Boston Scientific Corp.*	3,058,784
23	Carl Zeiss Meditec AG	3,204
17,684	ConvaTec Group PLC(a)	49,972
2,409	DENTSPLY SIRONA, Inc.	94,625
2,204	EssilorLuxottica SA	397,431
25,367	Hologic, Inc.*	2,047,117
4,090	IDEXX Laboratories, Inc.*	2,045,327
200	Jeol Ltd.	6,465
400	Menicon Co. Ltd.	8,524
1,806	ResMed, Inc.	395,176
7,825	STERIS PLC	1,496,766
11,113	Stryker Corp.	3,172,428
332	Teleflex, Inc.	84,099
3,200	Terumo Corp.	86,545
282	The Cooper Cos., Inc.	105,287
964	Zimmer Biomet Holdings, Inc.	124,549

		22,611,009

Health Care Providers & Services – 0.6%
69	Acadia Healthcare Co., Inc.*	4,985
13,762	AmerisourceBergen Corp.	2,203,434
140	Amplifon SpA	4,852
6,897	Cardinal Health, Inc.	520,724
2,417	Centene Corp.*	152,779
9	Chemed Corp.	4,840
936	Cigna Corp.	239,176
3,663	CVS Health Corp.	272,198
1,008	DaVita, Inc.*	81,759
9,525	Elevance Health, Inc.	4,379,690
110	Encompass Health Corp.	5,951
1,241	Fresenius Medical Care AG & Co. KGaA	52,673
2,618	Fresenius SE & Co. KGaA	70,694
796	HCA Healthcare, Inc.	209,889
1,170	Henry Schein, Inc.*	95,402
427	Humana, Inc.	207,291
519	Laboratory Corp. of America Holdings	119,069
515	McKesson Corp.	183,366
366	Molina Healthcare, Inc.*	97,901
774	Quest Diagnostics, Inc.	109,506
24,863	UnitedHealth Group, Inc.	11,750,005
586	Universal Health Services, Inc. Class B	74,481

		20,840,665

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – 0.0%
47,097	Assura PLC	$ 28,387
21,838	Primary Health Properties PLC	27,349

		55,736

Health Care Technology – 0.0%
195	Doximity, Inc. Class A*	6,314
200	M3, Inc.	5,034
99	Veeva Systems, Inc. Class A	18,195

		29,543

Hotel & Resort REITs – 0.0%
6,124	Host Hotels & Resorts, Inc.	100,985

Hotels, Restaurants & Leisure – 0.4%
194	Accor SA*	6,307
180	Amadeus IT Group SA	12,075
1,641	Booking Holdings, Inc.*	4,352,605
13	Chipotle Mexican Grill, Inc.*	22,208
948	Choice Hotels International, Inc.	111,096
548	Compass Group PLC	13,772
653	Darden Restaurants, Inc.	101,319
3,466	Domino’s Pizza Group PLC	12,221
3,053	Entain PLC	47,413
1,070	Expedia Group, Inc.*	103,822
48	Flutter Entertainment PLC*	8,779
100	Food & Life Cos. Ltd.	2,610
76	Greggs PLC	2,610
996	Hilton Worldwide Holdings, Inc.	140,306
149	InterContinental Hotels Group PLC	9,754
869	J D Wetherspoon PLC*	7,665
2,412	Just Eat Takeaway.com NV*(a)	46,028
200	Kyoritsu Maintenance Co. Ltd.	8,088
865	La Francaise des Jeux SAEM(a)	36,051
29,936	Las Vegas Sands Corp.*	1,719,823
994	Marriott International, Inc. Class A	165,044
18,006	McDonald’s Corp.	5,034,658
2,647	MGM Resorts International	117,580
200	Oriental Land Co. Ltd.	6,848
693	Playtech PLC*	4,503
400	Skylark Holdings Co. Ltd.*	5,222
1,579	Sodexo SA	154,222
2,604	SSP Group PLC*	7,905
6,940	The Wendy’s Co.	151,153
167	Trainline PLC*(a)	513
750	TUI AG*	5,780
1,124	Whitbread PLC	41,522

		12,459,502

Household Durables – 0.1%
6,911	Barratt Developments PLC	39,771
2,047	Berkeley Group Holdings PLC	106,051
1,157	Crest Nicholson Holdings PLC	3,118
1,608	D.R. Horton, Inc.	157,086
29,911	Lennar Corp. Class A	3,143,945

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
700	Mohawk Industries, Inc.*	$ 70,154
24	NVR, Inc.*	133,733
2,600	Panasonic Holdings Corp.	23,263
1,922	PulteGroup, Inc.	112,014
400	Sekisui Chemical Co. Ltd.	5,681
200	Sharp Corp.	1,414
400	Sumitomo Forestry Co. Ltd.	7,946
2,077	Vistry Group PLC	20,097
606	Whirlpool Corp.	80,004

		3,904,277

Household Products – 0.3%
19,675	Church & Dwight Co., Inc.	1,739,467
295	Colgate-Palmolive Co.	22,169
300	Lion Corp.	3,242
178	Reckitt Benckiser Group PLC	13,542
845	Reynolds Consumer Products, Inc.	23,237
53,469	The Procter & Gamble Co.	7,950,306

		9,751,963

Independent Power and Renewable Electricity Producers – 0.0%
72	Corp. ACCIONA Energias Renovables SA	2,792
3,119	Drax Group PLC	23,428
98	Encavis AG	1,684
45,542	The AES Corp.	1,096,651

		1,124,555

Industrial Conglomerates – 0.2%
621	DCC PLC	36,199
3,275	General Electric Co.	313,090
800	Hitachi Ltd.	43,968
25,633	Honeywell International, Inc.	4,898,979
3,560	Siemens AG	576,734

		5,868,970

Industrial REITs – 0.0%
10,346	LondonMetric Property PLC	22,537
26,869	Tritax Big Box REIT PLC	46,493
8,395	Urban Logistics REIT PLC	13,256
5,746	Warehouse Reit PLC	7,244
47	Warehouses De Pauw CVA	1,398

		90,928

Insurance – 0.4%
168	Admiral Group PLC	4,219
27,702	Aflac, Inc.	1,787,333
990	Ageas SA	42,826
2,990	American International Group, Inc.	150,576
8,595	Aon PLC Class A	2,709,918
1,694	Arch Capital Group Ltd.*	114,972
98	Arthur J. Gallagher & Co.	18,748
993	ASR Nederland NV	39,511

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
7,045	Assicurazioni Generali SpA	$ 140,369
525	Assurant, Inc.	63,037
1,189	Chubb Ltd.	230,880
1,600	Dai-ichi Life Holdings, Inc.	29,414
11,935	Direct Line Insurance Group PLC	20,275
232	Everest Re Group Ltd.	83,061
13,864	Globe Life, Inc.	1,525,317
2,892	Japan Post Holdings Co. Ltd.	23,471
288	Japan Post Insurance Co. Ltd.	4,489
63,887	Legal & General Group PLC	188,953
1,659	Loews Corp.	96,255
935	Markel Corp.*	1,194,378
2,459	MetLife, Inc.	142,474
2,073	NN Group NV	75,270
4,061	Poste Italiane SpA(a)	41,412
1,390	Principal Financial Group, Inc.	103,305
79	Ryan Specialty Holdings, Inc. *	3,179
193	Sampo Oyj Class A	9,107
261	Talanx AG	12,098
1,619	The Hartford Financial Services Group, Inc.	112,828
18,806	The Progressive Corp.	2,690,386
11,858	The Travelers Cos., Inc.	2,032,580
1,467	W.R. Berkley Corp.	91,335
66	Willis Towers Watson PLC	15,337

		13,797,313

Interactive Media & Services – 1.2%
258,102	Alphabet, Inc. Class A*	26,772,920
46	Baltic Classifieds Group PLC	88
62,813	Meta Platforms, Inc. Class A*	13,312,587
681	Pinterest, Inc. Class A*	18,571
521	Scout24 SE(a)	30,989
6,600	Z Holdings Corp.	18,714

		40,153,869

IT Services – 0.3%
18,143	Accenture PLC Class A	5,185,451
18,895	Akamai Technologies, Inc.*	1,479,478
2,509	Capgemini SE	466,261
2,423	Cognizant Technology Solutions Corp. Class A	147,633
316	Computacenter PLC	8,381
3,237	DXC Technology Co.*	82,738
1,132	EPAM Systems, Inc.*	338,468
498	FDM Group Holdings PLC	4,454
16,600	Finablr PLC*(a)(b)	—
800	Fujitsu Ltd.	108,104
6,456	Gartner, Inc.*	2,103,171
1,100	Globant SA*	180,411
2,399	International Business Machines Corp.	314,485
50	Kainos Group PLC	855
354	NEC Corp.	13,666

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
600	NET One Systems Co. Ltd.	$ 14,398
4,885	NTT Data Corp.	64,221
193	Reply SpA	24,236
1,100	TIS, Inc.	29,090

		10,565,501

Leisure Products – 0.0%
200	Bandai Namco Holdings, Inc.	4,312
16	Games Workshop Group PLC	1,906
100	Sankyo Co. Ltd.	4,175
300	Sega Sammy Holdings, Inc.	5,702

		16,095

Life Sciences Tools & Services – 0.4%
3,723	Agilent Technologies, Inc.	515,040
335	Charles River Laboratories International, Inc.*	67,610
27,793	Danaher Corp.	7,004,948
955	Eurofins Scientific SE	63,946
9,530	Illumina, Inc.*	2,216,201
3,301	IQVIA Holdings, Inc.	656,536
178	Maravai LifeSciences Holdings, Inc. Class A*	2,494
12	Mettler-Toledo International, Inc.*	18,362
3,045	PerkinElmer, Inc.	405,777
4,775	QIAGEN NV*	218,150
874	Thermo Fisher Scientific, Inc.	503,747
990	Waters Corp.*	306,534

		11,979,345

Machinery – 0.3%
2,974	Alstom SA	80,971
221	ANDRITZ AG	14,954
1,712	Bodycote PLC	13,774
5,240	CNH Industrial NV	80,178
9,154	Deere & Co.	3,779,504
300	DMG Mori Co. Ltd.	5,072
1,840	Fortive Corp.	125,433
1,297	GEA Group AG	59,166
1,000	Hino Motors Ltd.*	4,188
94	Illinois Tool Works, Inc.	22,884
2,267	Ingersoll Rand, Inc.	131,894
1,281	ITT, Inc.	110,151
46	Knorr-Bremse AG	3,064
158	Kone Oyj Class B	8,240
100	MISUMI Group, Inc.	2,513
1,100	Mitsubishi Heavy Industries Ltd.	40,525
835	Morgan Advanced Materials PLC	2,933
400	NGK Insulators Ltd.	5,304
33	Nordson Corp.	7,335
800	NSK Ltd.	4,576
1,400	NTN Corp.	3,573
206	Otis Worldwide Corp.	17,386

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
26,386	PACCAR, Inc.	$ 1,931,455
6,150	Parker-Hannifin Corp.	2,067,076
347	Snap-on, Inc.	85,671
200	Sumitomo Heavy Industries Ltd.	4,904
200	The Japan Steel Works Ltd.	3,761
1,738	The Toro Co.	193,196
158	The Weir Group PLC	3,625
700	Toyota Industries Corp.	38,998
1,116	Westinghouse Air Brake Technologies Corp.	112,783
153	Xylem, Inc.	16,019

		8,981,106

Marine Transportation – 0.0%
1,000	Kawasaki Kisen Kaisha Ltd.	22,936
1,300	Mitsui OSK Lines Ltd.	32,601
1,600	Nippon Yusen KK	37,373

		92,910

Media – 0.2%
11	4imprint Group PLC	655
504	Charter Communications, Inc. Class A*	180,235
133,359	Comcast Corp. Class A	5,055,640
300	Dentsu Group, Inc.	10,575
3,263	Fox Corp. Class A	111,105
801	Future PLC	11,513
300	Hakuhodo DY Holdings, Inc.	3,401
20,047	Informa PLC	171,832
100	Kadokawa Corp.	2,136
5,216	News Corp. Class A	90,080
1,161	Publicis Groupe SA	90,627
14,727	Vivendi SE	148,913
4,700	WPP PLC	55,840

		5,932,552

Metals & Mining – 0.1%
3,966	Anglo American PLC	131,915
471	Antofagasta PLC	9,226
4,205	ArcelorMittal SA	127,396
100	Dowa Holdings Co. Ltd.	3,216
668	Endeavour Mining PLC	16,491
7,048	Evraz PLC*(b)	—
1,920	Ferrexpo PLC	2,794
33,919	Glencore PLC	195,177
1,100	Kobe Steel Ltd.	8,769
200	Maruichi Steel Tube Ltd.	4,403
200	Mitsui Mining & Smelting Co. Ltd.	4,866
53,268	Newmont Corp.	2,611,197
2,400	Nippon Steel Corp.	56,596
1,064	Nucor Corp.	164,356
2,805	Rio Tinto PLC	190,397
1,020	Steel Dynamics, Inc.	115,321

		3,642,120

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 0.1%
22,997	A2A SpA	$ 36,699
37,406	Centrica PLC	48,988
1,639	Consolidated Edison, Inc.	156,803
3,134	DTE Energy Co.	343,298
9,794	E.ON SE	122,177
11,451	Engie SA	181,209
45,642	NiSource, Inc.	1,276,150
3,485	Sempra Energy	526,793
776	Telecom Plus PLC	18,093
8,004	Veolia Environnement SA	246,981

		2,957,191

Office REITs – 0.0%
1,336	Boston Properties, Inc.	72,304

Oil, Gas & Consumable Fuels – 0.7%
2,130	Apa Corp.	76,808
31,580	BP PLC	199,602
1,885	Capricorn Energy PLC	5,430
51,613	Chevron Corp.	8,421,177
3,101	ConocoPhillips	307,650
4,568	Coterra Energy, Inc.	112,099
871	Diamondback Energy, Inc.	117,733
14,023	Eni SpA	195,570
3,006	EQT Corp.	95,922
96,812	Exxon Mobil Corp.	10,616,404
22	Gaztransport Et Technigaz SA	2,251
7,679	Harbour Energy PLC	26,023
2,800	Inpex Corp.	29,631
111,608	Kinder Morgan, Inc.	1,954,256
4,069	Marathon Oil Corp.	97,493
1,604	Marathon Petroleum Corp.	216,267
2,939	Occidental Petroleum Corp.	183,482
739	OMV AG	33,937
1,755	Phillips 66	177,922
8,581	Repsol SA	131,957
6,984	Shell PLC	199,034
1,253	Targa Resources Corp.	91,406
6	Texas Pacific Land Corp.	10,206
616	The Williams Cos., Inc.	18,394
9,487	TotalEnergies SE	559,388
15,509	Tullow Oil PLC*	6,031
1,373	Valero Energy Corp.	191,671

		24,077,744

Paper & Forest Products – 0.0%
8,443	Mondi PLC	134,050
3,670	Stora Enso Oyj Class R	47,746
5,288	UPM-Kymmene Oyj*	177,613

		359,409

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – 0.1%
1,000	ANA Holdings, Inc.*	$ 21,735
38,125	Delta Air Lines, Inc.*	1,331,325
8,244	Deutsche Lufthansa AG*	91,694
5,050	easyJet PLC*	32,275
1,400	Japan Airlines Co. Ltd.	27,297
2,324	United Airlines Holdings, Inc.*	102,837

		1,607,163

Personal Products – 0.0%
25,046	Haleon PLC	99,493
300	Kobayashi Pharmaceutical Co. Ltd.	18,348
64	L’Oreal SA	28,598
2,116	PZ Cussons PLC	4,834
99	The Estee Lauder Cos., Inc. Class A	24,400
260	Unilever PLC	13,473

		189,146

Pharmaceuticals – 0.9%
7,700	Astellas Pharma, Inc.	109,396
1,355	AstraZeneca PLC	187,741
4,276	Bayer AG	273,158
64,715	Bristol-Myers Squibb Co.	4,485,397
3,600	Chugai Pharmaceutical Co. Ltd.	88,893
1,945	Dechra Pharmaceuticals PLC	63,678
23,780	Elanco Animal Health, Inc.*	223,532
22,191	Eli Lilly & Co.	7,620,833
11,951	GSK PLC	211,166
923	Hikma Pharmaceuticals PLC	19,131
200	Hisamitsu Pharmaceutical Co., Inc.	5,720
2,052	Indivior PLC*	35,051
176	Ipsen SA	19,380
59,912	Johnson & Johnson	9,286,360
1,100	Kyowa Kirin Co. Ltd.	24,015
73	Merck KGaA	13,610
600	Ono Pharmaceutical Co. Ltd.	12,503
63	Orion Oyj Class B	2,816
401	Otsuka Holdings Co. Ltd.	12,732
154,013	Pfizer, Inc.	6,283,730
891	Recordati Industria Chimica e Farmaceutica SpA	37,689
4,153	Sanofi	450,512
800	Santen Pharmaceutical Co. Ltd.	6,835
700	Shionogi & Co. Ltd.	31,574
1,843	Takeda Pharmaceutical Co. Ltd.	60,531
529	UCB SA	47,280
9,797	Viatris, Inc.	94,247
4,591	Zoetis, Inc.	764,126

		30,471,636

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 0.1%
422	Arcadis NV	$ 17,278
3,062	Booz Allen Hamilton Holding Corp.	283,817
1,384	Broadridge Financial Solutions, Inc.	202,588
139	Bureau Veritas SA	3,994
430	CACI International, Inc. Class A*	127,362
9,603	Equifax, Inc.	1,947,872
399	Experian PLC	13,138
93	Intertek Group PLC	4,658
1,035	Leidos Holdings, Inc.	95,282
200	Meitec Corp.	3,581
300	Nihon M&A Center Holdings, Inc.	2,249
2,392	Pagegroup PLC	13,467
167	Paychex, Inc.	19,136
1,000	Persol Holdings Co. Ltd.	20,135
423	RELX PLC	13,700
1,051	Robert Half International, Inc.	84,679
905	Teleperformance	218,679
87	Verisk Analytics, Inc.	16,613
105	Wolters Kluwer NV	13,255

		3,101,483

Real Estate Management & Development – 0.0%
100	Aeon Mall Co. Ltd.	1,313
1,652	CBRE Group, Inc. Class A*	120,282
500	Daito Trust Construction Co. Ltd.	49,815
2,161	IWG PLC*	4,387
7,300	Mitsubishi Estate Co. Ltd.	86,831
300	Nomura Real Estate Holdings, Inc.	6,643
456	Savills PLC	5,564
500	Sumitomo Realty & Development Co. Ltd.	11,291
1,200	Tokyu Fudosan Holdings Corp.	5,763

		291,889

Residential REITs – 0.0%
774	Camden Property Trust	81,146
6,277	Equity Residential	376,620
3,143	Invitation Homes, Inc.	98,156

		555,922

Retail REITs – 0.0%
2,799	Capital & Counties Properties PLC	3,960
4,454	Kimco Realty Corp.	86,987
1,771	Klepierre SA	40,153
1,201	Regency Centers Corp.	73,477
2,512	Spirit Realty Capital, Inc.	100,078
1,294	Unibail-Rodamco-Westfield*	69,625

		374,280

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.1%
4,210	Advanced Micro Devices, Inc.*	$ 412,622
20,267	Analog Devices, Inc.	3,997,058
30,170	Applied Materials, Inc.	3,705,781
5,996	Infineon Technologies AG	246,227
6,023	KLA Corp.	2,404,201
433	Lam Research Corp.	229,542
155	Lattice Semiconductor Corp.*	14,802
2,089	Microchip Technology, Inc.	175,016
3,567	Micron Technology, Inc.	215,233
63,702	NVIDIA Corp.	17,694,504
969	NXP Semiconductors NV	180,694
1,865	ON Semiconductor Corp.*	153,527
1,000	Qorvo, Inc.*	101,570
2,841	QUALCOMM, Inc.	362,455
2,350	Renesas Electronics Corp.*	34,030
166	SCREEN Holdings Co. Ltd.	14,725
500	Shinko Electric Industries Co. Ltd.	15,554
1,001	Skyworks Solutions, Inc.	118,098
349	SOITEC*	56,005
20,500	STMicroelectronics NV	1,091,676
1,736	Sumco Corp.	26,116
29,777	Texas Instruments, Inc.	5,538,820
100	Tokyo Electron Ltd.	12,217
143	Ulvac, Inc.	6,247

		36,806,720

Software – 1.8%
15,333	Adobe, Inc.*	5,908,878
123	Atlassian Corp. Class A	21,054
2,785	Autodesk, Inc.*	579,726
1,877	Bytes Technology Group PLC	8,993
338	Dassault Systemes SE	13,943
5,832	Dynatrace, Inc.*	246,694
4,177	Gen Digital, Inc.	71,677
11,033	Intuit, Inc.	4,918,842
30	Manhattan Associates, Inc.*	4,646
126,901	Microsoft Corp.	36,585,558
31	Nemetschek SE	2,140
208	Nutanix, Inc. Class A*	5,360
1,876	PTC, Inc.*	240,560
6,110	Roper Technologies, Inc.	2,692,616
33,666	Salesforce, Inc.*	6,725,794
4,551	SAP SE	574,657
6,441	Synopsys, Inc.*	2,487,836
9,447	The Sage Group PLC	90,657

		61,179,631

Specialized REITs – 0.1%
17,507	American Tower Corp.	3,577,380
79	Big Yellow Group PLC	1,139
2,493	Safestore Holdings PLC	29,262
3,733	Weyerhaeuser Co.	112,475

		3,720,256

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 0.5%
313	AutoZone, Inc.*	$ 769,401
2,114	Bath & Body Works, Inc.	77,330
1,293	Best Buy Co., Inc.	101,203
76	Burlington Stores, Inc.*	15,194
1,530	CarMax, Inc.*	98,348
5,144	Currys PLC	3,748
15,484	Industria de Diseno Textil SA	520,188
17,224	JD Sports Fashion PLC	37,931
11,375	Kingfisher PLC	36,770
1,641	Lowe’s Cos., Inc.	328,151
2,927	Moonpig Group PLC*	4,442
3,267	O’Reilly Automotive, Inc.*	2,773,618
2,660	Pets at Home Group PLC	12,108
104	Shimamura Co. Ltd.	10,585
32,664	The Home Depot, Inc.	9,639,800
42,399	The TJX Cos., Inc.	3,322,386
80	Tractor Supply Co.	18,783
226	Ulta Beauty, Inc.*	123,321
2,644	Watches of Switzerland Group PLC*(a)	26,668
532	WH Smith PLC	9,848
1,500	Yamada Holdings Co. Ltd.	5,157
100	ZOZO, Inc.	2,287

		17,937,267

Technology Hardware, Storage & Peripherals – 1.1%
216,581	Apple, Inc.	35,714,207
7,993	Hewlett Packard Enterprise Co.	127,329
4,637	HP, Inc.	136,096
1,200	Konica Minolta, Inc.	5,168
1,302	NetApp, Inc.	83,133
604	Ricoh Co. Ltd.	4,531
619	Seiko Epson Corp.	8,844
2,069	Western Digital Corp.*	77,939

		36,157,247

Textiles, Apparel & Luxury Goods – 0.1%
16	Brunello Cucinelli SpA	1,587
356	Burberry Group PLC	11,399
2,825	Deckers Outdoor Corp.*	1,269,979
14	Hermes International	28,353
2,194	HUGO BOSS AG	157,772
141	Moncler SpA	9,739
2,125	Puma SE	131,734
1,826	Tapestry, Inc.	78,719

		1,689,282

Trading Companies & Distributors – 0.0%
3,131	Ashtead Group PLC	192,259
1,569	Bunzl PLC	59,265
54	Diploma PLC	1,880
1,047	ITOCHU Corp.	34,097
2,232	Marubeni Corp.	30,355
1,535	Mitsubishi Corp.	55,163
1,581	Mitsui & Co. Ltd.	49,280

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
1,620	Rexel SA*	$ 38,515
5,303	RS Group PLC	59,957
400	Sojitz Corp.	8,358
1,300	Sumitomo Corp.	23,030
200	Toyota Tsusho Corp.	8,527

		560,686

Transportation Infrastructure* – 0.0%
20	Aeroports de Paris	2,855

Water Utilities – 0.0%
149	Severn Trent PLC	5,293

Wireless Telecommunication Services – 0.0%
6,552	Airtel Africa PLC(a)	8,596
2,157	Freenet AG	56,048
1,600	KDDI Corp.	49,340
2,800	SoftBank Group Corp.	110,078
96,344	Vodafone Group PLC	106,277

		330,339

TOTAL COMMON STOCKS (Cost $472,406,718)		$ 573,345,991

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG
5,797	21.225%	$ 791,130

Electronics – 0.0%
Sartorius AG
19	0.371	8,008

TOTAL PREFERRED STOCKS (Cost $783,464)		$ 799,138

Units	Expiration Date	Value

Rights* – 0.0%
TUI AG
2,093		$ 2,763
(Cost $5,388)

Shares	Description	Value

Exchange Traded Funds – 20.7%
532,373	Invesco Senior Loan ETF	$ 11,073,358
3,433,405	iShares 5-10 Year Investment Grade Corporate Bond ETF	176,065,008
7,191,527	iShares Core MSCI Emerging Markets ETF	350,874,602

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – (continued)
44,300	iShares JP Morgan USD Emerging Markets Bond ETF	$ 3,822,204
965,714	SPDR Blackstone Senior Loan ETF	40,038,503
1,318,822	SPDR Bloomberg Convertible Securities ETF	88,453,392
456,557	Vaneck Fallen Angel High Yield Bond ETF	12,792,727
223,600	Vanguard Real Estate ETF	18,567,744

TOTAL EXCHANGE TRADED FUNDS (Cost $710,023,827)		$ 701,687,538

Shares	Dividend Rate	Value

Investment Company(c) – 57.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,945,410,259	4.725%	$1,945,410,259
(Cost $1,945,410,259)

TOTAL INVESTMENTS – 95.2% (Cost $3,128,629,656)		$3,221,245,689

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%		163,031,210

NET ASSETS – 100.0%		$3,384,276,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated Issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CLP	3,164,660,000	USD	3,830,334	06/22/23	$114,026
	CZK	139,000,000	USD	6,301,443	06/21/23	95,111
	HUF	1,764,050,000	USD	4,866,621	06/21/23	40,357
	MXN	109,760,000	USD	5,899,593	06/21/23	94,179
	PHP	210,350,000	USD	3,800,966	06/21/23	70,424
	PLN	15,790,000	USD	3,549,362	06/21/23	90,149
	USD	4,106,539	NOK	42,470,000	06/21/23	34,984
	USD	8,203,835	TWD	247,280,000	06/21/23	33,733

TOTAL						$572,963

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	INR	373,570,000	USD	4,528,890	06/21/23	$(516)
	USD	4,336,189	AUD	6,520,000	06/21/23	(35,307)
	USD	14,003,965	CAD	19,070,000	06/21/23	(125,365)
	USD	17,995,722	EUR	16,790,000	06/21/23	(298,061)
	USD	7,732,043	GBP	6,440,000	06/21/23	(225,173)
	USD	5,354,971	ILS	19,350,000	06/21/23	(43,853)
	USD	10,293,593	INR	855,290,000	06/21/23	(74,135)
	USD	9,088,033	JPY	1,218,400,000	06/21/23	(200,359)
	USD	3,659,655	NZD	5,870,000	06/21/23	(10,705)
	USD	4,384,755	ZAR	80,470,000	06/21/23	(102,259)

TOTAL						$(1,115,733)

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
IBEX 35 Index	56	04/21/23	$5,583,214	$278,431
10 Year U.K. Long Gilt	77	06/28/23	9,816,922	(170,608)
10 Year U.S. Treasury Notes	248	06/21/23	28,500,625	(83,348)
2 Year Euro-Schatz	190	06/08/23	21,778,981	(77,247)
2 Year U.S. Treasury Notes	127	06/30/23	26,219,547	(73,876)
20 Year U.S. Treasury Bonds	79	06/21/23	10,361,344	(22,283)
30 Year German Euro-Buxl	6	06/08/23	916,576	(1,232)
5 Year German Euro-Bobl	292	06/08/23	39,146,672	(154,046)
5 Year U.S. Treasury Notes	203	06/30/23	22,230,086	(61,610)
ASX 90 Day Bank Accepted Bills	121	06/08/23	80,166,889	(13,345)
ASX 90 Day Bank Accepted Bills	53	09/07/23	35,118,714	(5,239)
ASX 90 Day Bank Accepted Bills	39	12/07/23	25,844,599	(4,232)
Australian 10 Year Government Bonds	165	06/15/23	13,553,668	77,274
CAC40 Index	82	04/21/23	6,522,052	400,589
Canada 10 Year Government Bonds	114	06/21/23	10,641,687	(54,682)
Cattle Feeder	16	05/25/23	1,642,000	9,634
Copper	12	05/26/23	1,228,350	3,704
DAX Index	20	06/16/23	8,565,922	499,411
E-Mini Russell 2000 Index	7	06/16/23	634,725	9,456
Euro Stoxx 50 Index	3,074	06/16/23	142,051,201	9,797,476
French 10 Year Government Bonds	51	06/08/23	7,202,955	(12,213)
FTSE 100 Index	558	06/16/23	52,582,935	131,065
FTSE/JSE Top 40 Index	20	06/15/23	800,157	10,199
FTSE/MIB Index	36	06/16/23	5,203,517	312,482
Gasoline RBOB	6	04/28/23	675,612	10,763
Gold 100 Oz	48	06/28/23	9,533,760	40,517
Japan 10 Year Government Bond	28	06/13/23	31,236,001	33,433
Lead	23	04/17/23	1,213,394	12,554
Lead	11	05/15/23	578,944	(9,081)
Live Cattle	42	06/30/23	2,723,700	24,313
Nasdaq 100 E-Mini Index	91	06/16/23	24,209,185	1,767,308
Nickel	8	04/17/23	1,136,880	(168,745)
Omxs30 Index	219	04/21/23	4,677,409	110,745
Primary Aluminum	9	05/15/23	538,594	6,239
Primary Aluminum	43	04/17/23	2,561,456	(8,787)
S&P 500 E-Mini Index	261	06/16/23	53,997,638	2,560,023
S&P Toronto Stock Exchange 60 Index	5	06/15/23	894,710	17,638

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Silver	11	05/26/23	$1,328,580	$18,411
Sugar 11	136	04/28/23	3,389,120	390,525
Topix Index	224	06/08/23	33,800,339	(300,427)
Zinc	26	04/17/23	1,909,863	(90,139)

Total				$15,211,050

Short position contracts:
3M SARON	(64)	12/19/23	(17,110,443)	31,675
3M SARON	(67)	09/19/23	(17,980,231)	14,489
3M SARON	(60)	03/19/24	(16,031,204)	37,170
3M SOFR	(24)	03/19/24	(5,742,000)	10,237
3M SOFR	(23)	12/19/23	(5,485,213)	2,697
3M SOFR	(30)	06/18/24	(7,207,125)	14,677
3M SOFR	(24)	09/19/23	(5,707,500)	(168)
3M SOFR	(17)	06/17/25	(4,121,013)	1,661
3M SOFR	(24)	12/17/24	(5,802,600)	10,144
3M SOFR	(17)	03/18/25	(4,117,188)	4,211
3M SOFR	(31)	09/17/24	(7,473,712)	16,315
Bank Accept Index	(31)	06/19/23	(5,454,819)	3,641
Bank Accept Index	(16)	09/18/23	(2,821,902)	3,109
Bank Accept Index	(25)	12/18/23	(4,419,626)	(1,468)
Brent Crude	(66)	04/28/23	(5,272,740)	(377,973)
CBOE Volatility Index	(159)	04/19/23	(3,301,508)	273,285
CBOE Volatility Index	(167)	05/17/23	(3,695,460)	(95,026)
CBOE Volatility Index	(150)	06/21/23	(3,443,730)	51,686
Coffee	(8)	05/18/23	(511,500)	(2,538)
Corn	(42)	05/12/23	(1,387,050)	(87,104)
Cotton No.2	(41)	05/08/23	(1,696,990)	(42,154)
Eurodollars	(82)	06/19/23	(21,467,458)	(17,927)
Eurodollars	(76)	09/18/23	(19,860,609)	(5,472)
Eurodollars	(68)	12/18/23	(17,783,846)	(1,872)
Eurodollars	(65)	03/18/24	(17,027,462)	(4,441)
Eurodollars	(81)	09/16/24	(21,282,524)	(10,469)
Eurodollars	(74)	06/17/24	(19,416,208)	(8,320)
Eurodollars	(82)	12/16/24	(21,567,504)	(7,479)
Eurodollars	(76)	03/17/25	(20,003,817)	(14,206)
Gasoil	(18)	05/11/23	(1,353,150)	(31,086)
HSCEI	(4)	04/27/23	(178,652)	(8,464)
Ice 3M Sonia Index	(27)	06/18/24	(7,970,825)	(9,267)
Ice 3M Sonia Index	(45)	12/19/23	(13,239,604)	(3,552)
Ice 3M Sonia Index	(33)	03/19/24	(9,720,747)	(7,991)
Ice 3M Sonia Index	(46)	09/19/23	(13,540,202)	4,403
Ice 3M Sonia Index	(19)	12/17/24	(5,631,072)	(136)
Ice 3M Sonia Index	(23)	09/17/24	(6,805,567)	(5,100)
Ice 3M Sonia Index	(18)	03/18/25	(5,339,141)	(546)
Ice 3M Sonia Index	(20)	06/17/25	(5,935,771)	(986)
Lead	(23)	04/17/23	(1,213,394)	2,384
Lead	(11)	05/15/23	(578,944)	(6,331)
Lean Hogs	(55)	06/14/23	(2,015,750)	133,823
Natural Gas	(111)	04/26/23	(2,459,760)	466,047
Nickel	(8)	05/15/23	(1,140,000)	(51,493)
Nickel	(8)	04/17/23	(1,136,880)	94,619
NY Harbor ULSD	(16)	04/28/23	(1,761,043)	(20,767)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Primary Aluminum	(40)	05/15/23	$(2,393,750)	$(72,176)
Primary Aluminum	(43)	04/17/23	(2,561,456)	2,930
S&P Mid 400 Emini	(4)	06/16/23	(1,011,880)	(21,295)
Wheat	(114)	05/12/23	(3,945,825)	236,656
WTI Crude	(70)	04/20/23	(5,296,900)	(464,586)
Zinc	(21)	05/15/23	(1,538,119)	(3,895)
Zinc	(26)	04/17/23	(1,909,863)	82,780

Total				$114,351

TOTAL FUTURES CONTRACTS				$15,325,401

SWAP CONTRACTS — At March 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2023(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 40	5.000%	.000%	06/20/28		$9,600	$157,740	$31,887	$125,853
CDX.NA.IG Index 40	1.000	.000	06/20/28		147,600	1,741,065	1,175,513	565,552
ICE CD ITXEB 39	1.000	.000	06/20/28	EUR	137,450	1,148,010	684,732	463,278
ICE CD ITXEB 39	5.000	.000	06/20/28		9,700	292,557	144,798	147,759

TOTAL						$3,339,372	$2,036,930	$1,302,442

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

Russel 1000 TR Index	1M SOFR+0.026%	BofA Securities LLC	02/02/24		$21,168,558	$(1,151,920)
TUKXG Index	1M SONIA+0.023	BofA Securities LLC	03/18/24	GBP	6,101,167	(305,479)
AMZX Index	1M SOFR+0.520	BofA Securities LLC	12/13/23		(6,502,458)	240,591
M1WO Index	1M SOFR-0.0185	BofA Securities LLC	02/12/24		60,784,294	(3,503,183)
MSCI World Daily Net RTN Index	1M SOFR-0.190	BofA Securities LLC	10/13/23		27,899,390	(1,608,877)
NDDUWI Index	1M USD LIBOR-0.050	BofA Securities LLC	04/12/23		34,078,504	(1,962,609)
NDUGWI Index	1M SOFR+0.090	BofA Securities LLC	11/10/23		(80,228,522)	5,638,941
BCOMRS Index	1M SOFR+0.010	JPMorgan Securities, Inc.	12/08/23		(6,706,431)	56,688
JPGSGLHN Index	1M SOFR-0.040	JPMorgan Securities, Inc.	11/22/23		(27,119,587)	1,108,606
JPGSGLMN Index	1M SOFR-0.020	JPMorgan Securities, Inc.	05/22/23		(14,913,130)	978,165
JPGSGLTN Index	1M SOFR-0.070	JPMorgan Securities, Inc.	11/22/23		(26,889,312)	2,357,836
JPGSMARB Index	1M SOFR+0.780	JPMorgan Securities, Inc.	08/11/23		(61,811,166)	1,399,096
M1WO Index	1M SOFR-0.021	JPMorgan Securities, Inc.	01/12/24		21,330,529	(1,230,248)
M1WO Index	1M SOFR-0.017	JPMorgan Securities, Inc.	02/28/24		115,267,678	(6,646,567)
M1WO Index	1M SOFR-0.015	JPMorgan Securities, Inc.	03/12/24		55,798,781	(3,215,374)
NDDUWI Index	1M SOFR-0.110	JPMorgan Securities, Inc.	09/13/23		9,232,133	(531,917)
NDUGWI Index	1M SOFR-0.140	JPMorgan Securities, Inc.	10/13/23		(54,580,734)	3,842,471
NDUGWI Index	1M SOFR+0.110	JPMorgan Securities, Inc.	06/12/23		(23,445,408)	1,647,688
SXXGT Index	1M EURO+0.180	JPMorgan Securities, Inc.	06/19/23	EUR	15,291,194	(975,076)

TOTAL						$(3,861,168)

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

A basket (JPGSMARB) of common stocks

Common Stocks	Sector	Shares	Value	Weight

MoneyGram International Inc	Information Technology	6,907	$71,966	4.7%
Seagen Inc	Health Care	357	72,254	4.7
Focus Financial Partners Inc	Financials	1,397	72,478	4.7
Horizon Therapeutics Plc	Health Care	665	72,543	4.7
Univar Solutions Inc	Industrials	2,072	72,595	4.7
OZ Minerals Ltd	Materials	2,586	72,707	4.7
Momentive Global Inc	Information Technology	7,807	72,762	4.7
Provention Bio Inc	Health Care	3,024	72,873	4.7
Qualtrics International Inc	Information Technology	4,091	72,941	4.7
Radius Global Infrastructure Inc	Communication Services	4,972	72,947	4.7
Aerojet Rocketdyne Holdings Inc	Health Care	1,300	73,022	4.7
Maxar Technologies Inc	Industrials	1,430	73,022	4.7
iRobot Corp	Consumer Discretionary	1,677	73,188	4.7
ForgeRock Inc	Information Technology	3,557	73,268	4.8
Activision Blizzard Inc	Information Technology	859	73,515	4.8
Origin Energy Ltd	Utilities	8,867	73,515	4.8
VMware Inc	Materials	591	73,774	4.8
Ranger Oil Corp	Energy	1,813	74,027	4.8
Black Knight Inc	Information Technology	1,305	75,125	4.9
Shaw Communications Inc	Communication Services	1,866	75,446	4.9
Oak Street Health Inc	Health Care	1,999	77,307	5.0

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$25.000	04/19/2023	1,590	$3,975,000	$108,120	$352,357	$(244,237)
CBOE Volatility Index	24.000	05/17/2023	1,670	4,008,000	318,135	381,188	(63,053)
CBOE Volatility Index	26.000	06/21/2023	1,500	3,900,000	334,500	409,500	(75,000)

			4,760	$11,883,000	$760,755	$1,143,045	$(382,290)

Puts
S&P 500 Index	3,290.000	04/28/2023	8	2,632,000	1,060	12,846	(11,786)
S&P 500 Index	3,370.000	04/28/2023	1	337,000	168	921	(753)
S&P 500 Index	3,450.000	04/28/2023	16	5,520,000	3,480	10,760	(7,280)
S&P 500 Index	3,525.000	04/28/2023	16	5,640,000	4,600	7,772	(3,172)

			41	$14,129,000	$9,308	$32,299	$(22,991)

Total purchased option contracts			4,801	$26,012,000	$770,063	$1,175,344	$(405,281)

Written option contracts
Puts
S&P 500 Index	3,800.000	04/28/2023	(8)	(3,040,000)	(8,920)	(71,954)	63,034
S&P 500 Index	3,875.000	04/28/2023	(1)	(387,500)	(1,740)	(7,674)	5,934
S&P 500 Index	3,890.000	04/28/2023	(16)	(6,224,000)	(30,400)	(64,948)	34,548
S&P 500 Index	3,900.000	04/28/2023	(4)	(1,560,000)	(8,060)	(25,937)	17,877
S&P 500 Index	3,910.000	04/28/2023	(12)	(4,692,000)	(25,740)	(68,406)	42,665

Total written option contracts			(41)	$(15,903,500)	$(74,860)	$(238,919)	$164,058

TOTAL			4,760	$10,108,500	$695,203	$936,425	$(241,223)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CLP	— Chilean Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 87.5%
United States Treasury Bills
$92,100,000	0.000%	04/04/23	$ 92,088,244
5,000,000	0.000	04/11/23	4,994,789
20,000,000	0.000	04/13/23	19,974,523
20,000,000	0.000	04/20/23	19,955,610
34,000,000	0.000	04/20/23	33,924,537
17,700,000	0.000	05/09/23	17,618,808
20,000,000	0.000	05/23/23	19,871,303
10,900,000	0.000	05/30/23	10,820,677
112,400,000	0.000	05/30/23	111,582,029
108,800,000	0.000	05/30/23	108,008,228
103,000,000	0.000	06/13/23	102,069,929
85,000,000	0.000	06/27/23	84,076,465
111,000,000	0.000	07/05/23	109,650,297
8,000,000	0.000	08/24/23	7,850,883
15,000,000	0.000	09/14/23	14,678,304
25,000,000	0.000	09/14/23	24,463,839

TOTAL U.S. TREASURY OBLIGATIONS (Cost $781,341,203)			$781,628,465

Shares	Dividend Rate		Value

Investment Company(b) – 12.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
114,780,811	4.725%		$114,780,811
(Cost $114,780,811)

TOTAL INVESTMENTS – 100.3% (Cost $896,122,014)			$896,409,276

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(2,705,591)

NET ASSETS – 100.0%			$893,703,685

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an Affiliated Issuer.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	936	04/28/23	$74,777,040	$2,476,160
Copper	87	05/26/23	8,905,538	303,685
Corn	63	05/12/23	2,080,575	(61,590)
Gold 100 Oz	188	06/28/23	37,340,560	311,591
KC HRW Wheat	88	05/12/23	3,862,100	28,146
Lead	148	04/17/23	7,807,925	(26,859)
Lean Hogs	145	04/17/23	4,364,500	(1,158,991)
Lean Hogs	87	06/14/23	3,188,550	77,708
Low Sulphur Gas Oil	199	04/12/23	15,178,725	(1,461,097)
Low Sulphur Gasoil	140	05/11/23	10,524,500	136,391
Natural Gas	1,880	04/26/23	41,660,800	(8,064,323)
Nickel	122	04/17/23	17,337,420	(457,467)
Platinum	185	07/27/23	9,278,675	179,514
Primary Aluminum	904	06/19/23	54,477,300	(551,155)
Silver	348	05/26/23	42,031,440	3,208,629
Soybean	518	05/12/23	24,138,800	(483,834)
Soybean Oil	904	05/12/23	30,097,776	(2,347,438)
Wheat	647	05/12/23	22,394,288	(2,358,092)
Zinc	425	04/17/23	31,218,906	(1,058,348)

Total				$(11,307,370)

Short position contracts:
Cocoa	(1,404)	07/14/23	(40,631,760)	(3,711,615)
Coffee	(39)	05/18/23	(2,493,563)	(87,676)
Coffee	(154)	09/19/23	(9,727,987)	468,668
Cotton No.2	(129)	05/08/23	(5,339,310)	(78,627)
Cotton No.2	(453)	12/06/23	(18,894,630)	13,144
FCOJ-A	(101)	05/10/23	(4,082,925)	(695,675)
Gasoline RBOB	(105)	07/31/23	(11,107,467)	135,913
Live Cattle	(37)	04/28/23	(2,491,580)	(87,420)
Live Cattle	(346)	06/30/23	(22,438,100)	(260,181)
Natural Gas	(827)	07/27/23	(23,015,410)	4,000,126
NY Harbor ULSD	(106)	07/31/23	(11,347,258)	744,774
Primary Aluminum	(1,004)	06/19/23	(60,503,550)	(322,766)
Primary Aluminum	(5)	04/17/23	(297,844)	(3,201)
Soybean	(125)	05/12/23	(9,409,375)	178,431
Sugar 11	(1,255)	04/28/23	(31,274,600)	(3,554,844)
WTI Crude	(71)	11/20/23	(5,222,050)	(459,177)
WTI Crude	(87)	04/20/23	(6,583,290)	188,976
WTI Crude	(1,331)	07/20/23	(100,410,640)	2,122,759

Total				$(1,408,391)

TOTAL FUTURES CONTRACTS				$(12,715,761)

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2023, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date*	Notional Amount (000s)	Unrealized Application/ (Depreciation)

CRB 3M Forward Index	1MUSDLIBOR+0.24%	Citibank NA	01/31/24	$(160,079,696)	$—
CRB Index	1MUSDLIBOR+0.21%	Citibank NA	01/31/24	(124,403,440)	—
CRB 3M Forward Index	1MUSDLIBOR+0.25%	Merrill Lynch International Bank Ltd.	01/31/24	(158,844,981)	—
CRB Index	1MUSDLIBOR+0.21%	Merrill Lynch International Bank Ltd.	01/31/24	(121,536,503)	—
CRB 3M Forward Index	1MUSDLIBOR+0.25%	UBS AG (London)	01/31/24	(252,136,783)	—

TOTAL					$—

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made annually.

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$16,726	$—
Asia	11,313	3,299,191	—
Europe	15,278,459	22,495,234	—
North America	531,485,047	570,384	—
South America	180,411	9,226	—
Preferred Stocks	—	799,138	—
Rights	—	2,763	—
Exchange Traded Funds	701,687,538	—	—
Investment Company	1,945,410,259	—	—

Total	$3,194,053,027	$27,192,662	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$572,963	$—
Futures Contracts(b)	18,020,829	—	—
Credit Default Swap Contracts(b)	—	1,302,442	—
Total Return Swap Contracts(b)	—	17,270,082	—
Purchased Option Contracts	770,063	—	—

Total	$18,790,892	$19,145,487	$—

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ABSOLUTE RETURN TRACKER (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,115,733)	$—
Futures Contracts(b)	(2,695,428)	—	—
Total Return Swap Contracts(b)	—	(21,131,250)	—
Written Option Contracts	(74,860)	—	—

Total	$(2,770,288)	$(22,246,983)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$781,628,465	$—	$—
Investment Company	114,780,811	—	—

Total	$896,409,276	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$14,574,615	$—	$—

Total	$14,574,615	$—	$—

Liabilities
Futures Contracts(b)	$(27,290,376)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Tax Risk — The Absolute Return Tracker and the Commodity Strategy Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker and the Commodity Strategy Funds. In reliance of such PLRs, these Funds have in the past sought to gain exposure to the commodity markets primarily through investments in commodity-linked notes and/or subsidiaries. The IRS recently issued final regulations that, would generally treat the Funds’ income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies. The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Absolute Return Tracker and Commodity Strategy Funds have obtained an opinion of counsel that the Funds’ income from investments in the Subsidiaries should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.